REAL ESTATE INVESTMENTS - Schedule of Real Estate Properties (FY) (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Real Estate [Line Items]
Land, Buildings and Improvements	$ 217,494,190	$ 217,494,190
Tenant origination and absorption costs	17,717,819	17,717,819	$ 8,340,774
Accumulated Depreciation and Amortization	(15,346,655)	(10,563,664)	(3,574,739)	$ (493,185)
Total investments in real estate property, net	219,865,354	224,648,345	$ 135,235,616
Office | Accredo
Real Estate [Line Items]
Land, Buildings and Improvements		9,855,847
Tenant origination and absorption costs		1,053,637
Accumulated Depreciation and Amortization		(1,265,678)
Total investments in real estate property, net		9,643,806
Office | Northrop Grumman
Real Estate [Line Items]
Land, Buildings and Improvements	12,382,991	12,382,991
Tenant origination and absorption costs	1,341,199	1,341,199
Accumulated Depreciation and Amortization	(1,794,441)	(1,402,927)
Total investments in real estate property, net	11,929,749	12,321,263
Office | exp US Services
Real Estate [Line Items]
Land, Buildings and Improvements	5,920,121	5,920,121
Tenant origination and absorption costs	388,248	388,248
Accumulated Depreciation and Amortization	(497,611)	(389,042)
Total investments in real estate property, net	5,810,758	5,919,327
Office | Wyndham
Real Estate [Line Items]
Land, Buildings and Improvements	10,406,483	10,406,483
Tenant origination and absorption costs	669,232	669,232
Accumulated Depreciation and Amortization	(638,485)	(461,240)
Total investments in real estate property, net	10,437,230	10,614,475
Office | Williams Sonoma
Real Estate [Line Items]
Land, Buildings and Improvements	8,079,612	8,079,612
Tenant origination and absorption costs	550,486	550,486
Accumulated Depreciation and Amortization	(591,123)	(435,346)
Total investments in real estate property, net	8,038,975	8,194,752
Office | EMCOR
Real Estate [Line Items]
Land, Buildings and Improvements	5,960,610	5,960,610
Tenant origination and absorption costs	463,488	463,488
Accumulated Depreciation and Amortization	(335,108)	(245,453)
Total investments in real estate property, net	6,088,990	6,178,645
Office | Cummins
Real Estate [Line Items]
Land, Buildings and Improvements		14,465,491
Tenant origination and absorption costs		1,536,998
Accumulated Depreciation and Amortization		(562,814)
Total investments in real estate property, net		15,439,675
Office | Texas Health
Real Estate [Line Items]
Land, Buildings and Improvements	6,976,703	6,976,703
Tenant origination and absorption costs	713,221	713,221
Accumulated Depreciation and Amortization	(235,372)	(86,716)
Total investments in real estate property, net	7,454,552	7,603,208
Office | Bon Secours
Real Estate [Line Items]
Land, Buildings and Improvements	10,042,551	10,042,551
Tenant origination and absorption costs	800,356	800,356
Accumulated Depreciation and Amortization	(308,484)	(90,731)
Total investments in real estate property, net	10,534,423	10,752,176
Office | Costco
Real Estate [Line Items]
Land, Buildings and Improvements	27,263,632
Tenant origination and absorption costs	2,765,136
Accumulated Depreciation and Amortization	(702,672)
Total investments in real estate property, net	29,326,096
Land | Northrop Grumman
Real Estate [Line Items]
Land, Buildings and Improvements		329,410
Tenant origination and absorption costs		0
Accumulated Depreciation and Amortization		0
Total investments in real estate property, net		329,410
Retail | Walgreens, Stockbridge, GA
Real Estate [Line Items]
Land, Buildings and Improvements		4,147,948
Tenant origination and absorption costs		705,423
Accumulated Depreciation and Amortization		(833,561)
Total investments in real estate property, net		4,019,810
Retail | Dollar General, Litchfield
Real Estate [Line Items]
Land, Buildings and Improvements		1,281,812
Tenant origination and absorption costs		116,302
Accumulated Depreciation and Amortization		(85,518)
Total investments in real estate property, net		1,312,596
Retail | Dollar General, Wilton
Real Estate [Line Items]
Land, Buildings and Improvements		1,543,776
Tenant origination and absorption costs		140,653
Accumulated Depreciation and Amortization		(109,445)
Total investments in real estate property, net		1,574,984
Retail | Dollar General, Thompsontown
Real Estate [Line Items]
Land, Buildings and Improvements		1,199,860
Tenant origination and absorption costs		106,730
Accumulated Depreciation and Amortization		(82,167)
Total investments in real estate property, net		1,224,423
Retail | Dollar General, Mt. Gilead
Real Estate [Line Items]
Land, Buildings and Improvements		1,174,188
Tenant origination and absorption costs		111,847
Accumulated Depreciation and Amortization		(78,780)
Total investments in real estate property, net		1,207,255
Retail | Dollar General, Lakeside
Real Estate [Line Items]
Land, Buildings and Improvements		1,112,872
Tenant origination and absorption costs		100,857
Accumulated Depreciation and Amortization		(80,853)
Total investments in real estate property, net		1,132,876
Retail | Dollar General, Castalia
Real Estate [Line Items]
Land, Buildings and Improvements		1,102,086
Tenant origination and absorption costs		86,408
Accumulated Depreciation and Amortization		(78,557)
Total investments in real estate property, net		1,109,937
Retail | Harley
Real Estate [Line Items]
Land, Buildings and Improvements	13,178,288	13,178,288
Tenant origination and absorption costs	0	0
Accumulated Depreciation and Amortization	(734,877)	(562,523)
Total investments in real estate property, net	12,443,411	12,615,765
Retail | 24 Hour Fitness
Real Estate [Line Items]
Land, Buildings and Improvements		11,453,337
Tenant origination and absorption costs		1,204,973
Accumulated Depreciation and Amortization		(204,887)
Total investments in real estate property, net		12,453,423
Retail | Costco
Real Estate [Line Items]
Land, Buildings and Improvements		27,263,632
Tenant origination and absorption costs		2,765,136
Accumulated Depreciation and Amortization		(54,052)
Total investments in real estate property, net		29,974,716
Industrial | Dana
Real Estate [Line Items]
Land, Buildings and Improvements	8,392,906	8,392,906
Tenant origination and absorption costs	1,210,874	1,210,874
Accumulated Depreciation and Amortization	(1,246,883)	(1,001,594)
Total investments in real estate property, net	8,356,897	8,602,186
Industrial | Omnicare
Real Estate [Line Items]
Land, Buildings and Improvements	7,262,747	7,262,747
Tenant origination and absorption costs	281,442	281,442
Accumulated Depreciation and Amortization	(465,575)	(343,275)
Total investments in real estate property, net	7,078,614	7,200,914
Industrial | Husqvarna
Real Estate [Line Items]
Land, Buildings and Improvements	11,840,200	11,840,200
Tenant origination and absorption costs	1,013,948	1,013,948
Accumulated Depreciation and Amortization	(578,086)	(399,615)
Total investments in real estate property, net	12,276,062	12,454,533
Industrial | AvAir
Real Estate [Line Items]
Land, Buildings and Improvements	27,357,900	27,357,900
Tenant origination and absorption costs	0	0
Accumulated Depreciation and Amortization	(1,070,027)	(722,991)
Total investments in real estate property, net	$ 26,287,873	26,634,909
Industrial | 3M
Real Estate [Line Items]
Land, Buildings and Improvements		14,762,819
Tenant origination and absorption costs		2,356,361
Accumulated Depreciation and Amortization		(985,899)
Total investments in real estate property, net		$ 16,133,281